Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following is a summary of the Company’s related party accounts payable as of September 30, 2025 and December 31, 2024, and related party research and development and selling, general, and administrative expenses for the three and nine months ended September 30, 2025 and 2024:

	September 30, 2025	December 31, 2024
Accounts payable:
AE Industrial	$46	$46
Redwire Corporation	744	40

	$790	$86

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
Expenses:
AE Industrial	$989	$150	$1,139	$450
G.S. Precision	—	—	223	—
Redwire Corporation	1,173	—	1,425	797
Belcan, LLC	—	129	—	543

	$2,162	$279	$2,787	$1,790

A summary of the Company’s related party transactions related to accounts payable and research and development and selling, general, and administrative expenses as of and for the years ended December 31, 2024 and 2023 is presented below:

	2024	2023
Accounts payable:
AE Industrial	$46	$946
Redwire Corporation	40	30
Belcan, LLC	—	430

	$86	$1,406

Expenses:
AE Industrial	$2,301	$645
Redwire Corporation	572	1,781
Belcan, LLC	543	933

	$3,416	$3,359